INCOME TAXES - Narrative Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,147	$ 7,866
Future taxable income required	32,900
Deferred tax liabilities	2,369	1,832
Temporary differences related to investments in subsidiaries, associates and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	225	90
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities	796
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated income tax losses	115,600	91,300
Accumulated income tax losses, realizable	34,100	31,500
Deferred tax assets	$ 8,500	$ 7,900
Accumulated income tax losses subject to recapture			$ 54,300